Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net sales	$ 3,928	$ 3,015
Cost of goods sold	3,939	2,586
Gross loss	(11)	429
Operating expenses:
Research and development	17,011	15,373
Sales and marketing	8,286	6,486
General and administrative	15,653	9,472
Operating expenses	40,950	31,331
Loss from operations	(40,961)	(30,902)
Other income (expense):
Interest expense, net	(21,484)	(6,346)
Other income (expense), net	(1,073)	1,420
Loss before income taxes	(63,518)	(35,828)
Income tax provision	(26)	(7)
Net loss	$ (63,544)	$ (35,835)
Net loss attributable per share to common stockholders, basic	$ (0.98)	$ (0.63)
Net loss attributable per share to common stockholders, diluted	$ (0.98)	$ (0.63)
Weighted-average shares used to compute net loss attributable per share to common stockholders, basic	64,938,930	57,247,816
Weighted-average shares used to compute net loss attributable per share to common stockholders, diluted	64,938,930	57,247,816